Segment reporting (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of segment reporting [Abstract]
Disclosure of operating segments [text block]

The Group’s operating segment information for the years ended March 31, 2022, 2021 and 2020, are presented below:

Year ended March 31, 20
22

	Network centric Services	Data Center Services	Digital Services	Total
	(A) (B)		(C )	(D) = (A)+(B)+(C)

Segment revenue	12,011,178	7,494,395	7,520,102	27,025,675
Intersegment Revenues	-	87,753	220,468	308,221
Allocated segment expenses	9,880,381	4,297,871	6,702,094	20,880,346
Intersegment Expenses	250,803	-	57,418	308,221
Segment operating income / (loss)	1,879,994	3,284,277	981,058	6,145,329
Unallocated expenses:
Support Service Unit Costs				(105,285)
Depreciation and amortization				(3,298,047)
Other income / (expense), net				130,728
Finance income				73,577
Finance expenses				(1,098,096)
Profit / (loss) before tax				1,848,206
Income tax (expense) / benefit				(590,261)
Profit / (loss) for the year				1,257,946
Year ended March 31, 20
21

	Network- centric Services	Data Center Services	Digital Services	Total
	(A) (B)		(C)	(D) = (A)+(B)+(C)

Segment revenue	10,939,620	5,540,937	7,838,985	24,319,542
Intersegment Revenues	-	87,753	225,506	313,259
Allocated segment expenses	8,878,254	3,029,653	7,231,665	19,139,572
Intersegment Expenses	255,841		57,418	313,259
Segment operating income / (loss)	1,805,525	2,599,036	775,408	5,179,970
Unallocated expenses:
Support Service Unit Costs				(109,718)
Depreciation and amortization				(2,835,632)
Other income / (expense), net				155,993
Finance income				172,319
Finance expenses				(962,656)
Profit / (loss) before tax				1,600,276
Income tax (expense) / benefit				(68,414)
Profit / (loss) for the year				1,531,862

Year ended March 31, 20
20

	Network- centric Services	Data Center Services	Digital Services	Total
	(A) (B)		(C)	(D) = (A)+(B)+(C)

Segment revenue	11,980,880	3,823,690	7,147,497	22,952,067
Intersegment Revenues	-	87,753	218,506	306,259
Allocated segment expenses	10,218,963	2,260,094	6,335,804	18,814,861
Intersegment Expenses	248,841		57,418	306,259
Segment operating income / (loss)	1,513,076	1,651,349	972,781	4,137,206
Unallocated expenses:
Support Service Unit Costs				(63,612)
Depreciation and amortization				(2,290,777)
Other income / (expense), net				97,155
Finance income				193,877
Finance expenses				(1,054,133)
Profit / (loss) before tax				1,019,716
Income tax (expense) / benefit				(314,339)
Profit / (loss) for the year				705,377

Disclosure of geographical areas [text block]
The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2022	22,399,400	4,626,275	27,025,675
Year ended March 31, 2021	20,292,816	4,026,726	24,319,542
Year ended March 31, 2020	17,808,889	5,143,178	22,952,067